Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information

	Three Months Ended December 31, 2021
	Engineering	Health	Information Technology	Education	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$1,447,780	$4,197,213	$1,149,993	$178,073	$69,270	$(1,595,065)	$5,447,264
Income (loss) from Operations	45,530	2,083,838	162,693	(82,807)	(3,007,287)	(1,045,508)	(1,843,541)
Net income (loss)	$32,255	$2,071,590	$161,934	$(82,807)	$(3,103,594)	$(1,147,016)	$(2,067,638)

	Six Months Ended December 31, 2021
	Engineering	Health	Information Technology	Education	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$1,463,197	$8,039,452	$1,854,537	$457,551	$138,540	$(1,903,660)	$10,049,617
Income (loss) from Operations	(87,270)	4,367,553	21,860	(125,587)	(5,405,048)	(1,526,904)	(2,755,396)
Net income (loss)	$(113,857)	$4,343,049	$19,621	$(125,587)	$(5,595,514)	$(1,572,022)	$(3,044,311)

	Three Months Ended December 31, 2020
	Engineering	Health	Information Technology	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$273,052	$115,864	$433,857	$–	$(367,256)	$455,517
Loss from operations	(425,758)	(199,053)	(93,649)	(973,919)	14,475	(1,677,904)
Net loss	$(400,793)	$(199,053)	$(97,081)	$(833,776)	$(293,817)	$(1,824,520)

	Six Months Ended December 31, 2020
	Engineering	Health	Information Technology	Corporate	Inter-Segment Eliminations	Consolidated
Revenues	$860,460	$188,314	$909,665	$–	$(743,529)	$1,214,910
Loss from operations	(179,182)	(320,139)	(14,425)	(1,814,527)	(154,029)	(2,482,302)
Net loss	$(185,462)	$(320,139)	$(14,175)	$(1,561,789)	$(652,296)	$(2,733,861)

Schedule of revenue by country

	Six Months Ended
	December 31,
	2021	2020
United States	$8,808,629	$326,776
Europe	150,970	259,828
India	1,090,018	628,306
	$10,049,617	$1,214,910